Other income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of other income (expenses)
Other income and expenses, net include the following:

€ in thousand		Year ended December 31,
	2022	2021	2020
Research and development tax credit	15,348	21,949	9,937
Grant income	191	1,684	7,680
Profit/(loss) on disposal of fixed assets and intangible assets, net	(38)	(42)	(10)
Profit/(loss) from revaluation of lease agreements	(32)	—	1,584
Taxes, duties, fees, charges, other than income tax	(217)	(212)	(168)
Miscellaneous income/(expenses), net	(3,054)	(403)	95
OTHER INCOME AND EXPENSES, NET	12,199	22,976	19,117